Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Statutory tax rate	27.00%	27.00%	26.00%
Loss for the year before income taxes	$ (113,005,412)	$ (31,007,019)	$ (8,841,824)
Expected income tax recovery	(30,511,461)	(8,371,895)	(2,298,874)
Non-deductible items	3,216,600	2,042,556	772,027
Non-taxable equity pick up from JV	(5,289,758)	(1,553,521)
Non-taxable portion of capital gain on JV investment	3,378,092
Non-deductible portion of capital loss	800,666
Tax impact of rate change			(58,725)
Changes in recognition of deferred tax assets	27,306,975	7,859,249	1,585,572
Income tax recovery	$ (1,098,886)	$ (23,611)